STOCK-BASED COMPENSATION - Total Stock-based Compensation to Employees and Non-employees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	$ 2,234	$ 5,424
Non-employee Compensation Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	21	289
Non-employee Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	0	3,088
Employee Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	$ 2,213	$ 2,047